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                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       PREMIER ADVISOR VARIABLE ANNUITY
                        DESTINY SELECT VARIABLE ANNUITY
                           PREVAIL VARIABLE ANNUITY

                       Supplement dated January 3, 2006
             To the Prospectus dated May 1, 2005 (as supplemented)

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                       PREMIER ADVISOR VARIABLE ANNUITY

                       Supplement dated January 3, 2006
             To the Prospectus dated May 1, 2001 (as supplemented)

MetLife Investors Insurance Company and MetLife Investors Insurance Company of California (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment portfolios ("Existing Funds") and substitute new portfolios ("Replacement Funds") as shown below. Each of the Replacement Funds is currently available as an investment portfolio under your contract. Lord Abbett Growth and Income Portfolio is a portfolio of Met Investors Series Trust. T. Rowe Price Large Cap Growth Portfolio is a portfolio of Metropolitan Series Fund, Inc.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of contract owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER
(WITH CURRENT SUB-ADVISER)                                         REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------              ----------------------------------------
VIP GROWTH AND INCOME PORTFOLIO (INITIAL CLASS)      (right arrow) LORD ABBETT GROWTH AND INCOME PORTFOLIO
                                                                   (CLASS A)
Fidelity Management and Research Company
                                                                   Lord, Abbett & Co. LLC
(Fidelity Management & Research (U.K.) Inc.,
Fidelity Management & Research (Far East) Inc.,
Fidelity International Investment Advisers, Fidelity
Investments Japan Limited, Fidelity Investment
Money Management, Inc., and FMR Co., Inc.)
-----------------------------------------------------              ----------------------------------------
-----------------------------------------------------              ----------------------------------------
VIP GROWTH PORTFOLIO (INITIAL CLASS)                 (right arrow) T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
                                                                   (CLASS A)
Fidelity Management and Research Company
                                                                   T. Rowe Price Associates Inc.
(Fidelity Management & Research (U.K.) Inc.,
Fidelity Management & Research (Far East) Inc.,
Fidelity International Investment Advisers, Fidelity
Investments Japan Limited, Fidelity Investment
Money Management, Inc., and FMR Co., Inc.)
-----------------------------------------------------              ----------------------------------------

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Please note that:

  . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

  . The elections you have on file for allocating your account value and purchase payments will be redirected to the Replacement Fund unless you change your elections and transfer your account value before the substitution takes place.

  . You may transfer amounts in your contract among the variable investment portfolios and the fixed account as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

  . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

  . On the effective date of the substitution, your account value in the investment portfolio will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

  .   There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900
Irvine, CA 92614

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